Project advances (Tables)	12 Months Ended
Dec. 31, 2024
Project Advances [Abstract]
Summary of project advances receivable

	December 31, 2024	December 31, 2023

Current	7,577	17,614
Non-current	—	1,972
Project advances	7,577	19,586